Contingencies, Commitments and Guarantees (details) - Guarantees (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Guarantees of certain investments and third-party loans [Member]
Guarantor obligations
Maximum amount of contingent obligation	$ 153
Amount indemnified by a third party	75
Guarantees of certain insurance policy obligations [Member]
Guarantor obligations
Maximum amount of contingent obligation	480
Amount indemnified by a third party	480
Indemnifications related to the sale of businesses [Member]
Guarantor obligations
Maximum amount of contingent obligation	465
Amount recognized on balance sheet for contingent obligation	$ 9